Segment disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Disclosure of geographical areas assets and liabilities [Table Text Block]
	Canada	USA	Total
As at December 31, 2022
Total assets	$2,595,162	$12,457,968	$15,053,130
Non-current assets	$667,019	$12,457,968	$13,134,987
As at December 31, 2021
Total assets	$2,421,420	$8,014,757	$10,436,177
Non-current assets	$601,822	$8,014,991	$8,616,813

Disclosure of geographical areas profit and losses [Table Text Block]
	Canada	USA	Total
Year ended December 31, 2022
Loss for the year	$(2,681,060)	$(82,074)	$(2,763,134)
Year ended December 31, 2021
Loss for the year	$(9,273,058)	$(52,168)	$(9,325,226)

Disclosure of operating segments [Table Text Block]
	As at December 31, 2022				As at December 31, 2021
	Real Estate	Renewable Energy	Corporate	Total	Real Estate	Renewable Energy	Corporate	Total
Assets	$	$	$	$	$	$	$	$
Total assets	5,456,419	7,001,549	2,595,162	15,053,130	1,851,487	6,163,504	2,421,420	10,436,177
Non-current, non-financial assets	5,456,419	7,001,549	677,019	13,134,987	1,851,487	6,163,504	-	8,014,991
Loss
Loss	(66,996)	(15,078)	(2,681,060)	(2,763,134)	(294,282)	(2,063)	(9,028,881)	(9,325,226)